Accounts receivable	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	Accounts receivable

	December 31, 2020	December 31, 2019
Trade	$23,692	$38,686
Holdbacks	64	7,152
Accrued trade receivables	8,445	13,174
Contract receivables	$32,201	$59,012
Other	4,172	7,734
	$36,373	$66,746
Holdbacks represent amounts up to 10% of the contract value under certain contracts that the customer is contractually entitled to withhold until completion of the project or until certain project milestones are achieved. Information about the Company’s exposure to credit risks and impairment losses for trade and other receivables is included in note 14(d).